Accounts Receivable, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, net
Accounts receivable	¥ 130,824	¥ 119,580
Allowance for doubtful accounts	7,598	0	¥ 0
Accounts Receivable, Net	¥ 123,226	¥ 119,580